RELATED PARTY TRANSACTIONS - Promissory Note and Related Party Loans (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 15, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party	$ 200,000	$ 0
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note				$ 200,000
Repayment of promissory note - related party			$ 200,000
Related Party Loans
Related Party Transaction [Line Items]
Loan conversion agreement warrant	$ 1,500,000
Price of warrants ( in dollars per share)	$ 10.00